Cover Page	Dec. 09, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 09, 2025
Entity Address, State or Province	ON
Entity Address, Address Line One	4491 Concession Rd 12
Entity Address, City or Town	Stayner
Entity Address, Postal Zip Code	L0M 1S0
Local Phone Number	504-0004
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Registrant Name	CRONOS GROUP INC.
Document Information [Line Items]
Security Exchange Name	NASDAQ
Trading Symbol	CRON
Title of 12(b) Security	Common Shares, no par value
Amendment Flag	false
Document Type	8-K
Entity Registrant Name	CRONOS GROUP INC.
Document Period End Date	Dec. 09, 2025
Entity Emerging Growth Company	false
Entity Address, Postal Zip Code	L0M 1S0
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Local Phone Number	504-0004
City Area Code	416
Entity File Number	001-38403
Entity Incorporation, State or Country Code	A1
Entity Central Index Key	0001656472